Share Capital - Additional Information (Details)		1 Months Ended		6 Months Ended		12 Months Ended
	Aug. 27, 2018 USD ($) shares	Aug. 31, 2019 USD ($) shares	Oct. 31, 2018 USD ($) shares	Jun. 30, 2021 USD ($) VOTE shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) Dispensary shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Class Of Stock [Line Items]
Common stock, shares issued				126,982,700		119,573,998	110,346,346
Common stock, shares outstanding				126,982,700		119,573,998	110,346,346
Common stock, shares authorized, unlimited				Unlimited		Unlimited	Unlimited
Promissory notes | $				$ 6,000,000		$ 6,000,000		$ 6,000,000.0
Stock issued during the period, conversion of debt | $								200,000
debt discount | $								$ 50,000
Common stock, value, subscriptions | $	$ 50,600,000
Proceeds from issuance of common stock | $	$ 47,500,000
Percentage of cash fee paid on gross proceeds of warrants issued	6.00%
Percentage of cash fee payable on gross proceeds of warrants issued	3.00%
Warrants outstanding	535,446
Number of warrants exercised		214,178	321,268					8,784,872
Proceeds from warrant exercised | $		$ 964,000	$ 1,500,000	$ 7,672,000	$ 11,458,000	$ 11,459,000	$ 964,000	$ 1,289,000
Subordinate Voting Shares
Class Of Stock [Line Items]
Voting rights				At each such meeting holders of Subordinate Voting Shares shall be entitled to one vote in respect of each Subordinate Voting Share held.		At each such meeting holders of Subordinate Voting Shares shall be entitled to one vote in respect of each Subordinate Voting Share held.
Number of votes entitled by each share of common stockholder				1		1
Common stock, shares issued				70,521,604	38,594,983	59,952,461	35,871,672	11,135,117
Common stock, shares outstanding				70,521,604	38,594,983	59,952,461	35,871,672	11,135,117
Common stock, shares authorized, unlimited						Unlimited
Conversion of stock, shares issued	3,573,450						7,089,077
Common stock, shares converted	10,927,500			56,461,096	6,661,374		17,433,300
Multiple Voting Shares
Class Of Stock [Line Items]
Voting rights				At each such meeting, holders of Multiple Voting Shares are entitled to one vote in respect of each Subordinate Voting Share into which such Multiple Voting Share could ultimately then be converted (initially, 100 votes per Multiple Voting Share).		At each such meeting, holders of Multiple Voting Shares are entitled to one vote in respect of each Subordinate Voting Share into which such Multiple Voting Share could ultimately then be converted (initially, 100 votes per Multiple Voting Share)
Number of votes entitled by each share of common stockholder				1		1
Common stock, shares issued				564,611	66,614	14,390	66,614	137,505
Common stock, shares outstanding				564,611	66,614	14,390	66,614	137,505
Common stock, shares authorized, unlimited						Unlimited
Common stock, conversion basis				100 Subordinate Voting shares for each Multiple Voting Share		100 Subordinate Voting shares for each Multiple Voting Share
Common stock, conversion ratio				100		100
Conversion of stock, shares issued							70,891
Common stock, shares converted	35,734.50					1,439,037	6,661,374	13,750,451
Super Voting Shares
Class Of Stock [Line Items]
Voting rights				At each such meeting, holders of Super Voting Shares are be entitled to two votes in respect of each Subordinate Voting Share into which such Super Voting Share could ultimately then be converted (initially, 200 votes per Super Voting Share).		At each such meeting, holders of Super Voting Shares are be entitled to two votes in respect of each Subordinate Voting Share into which such Super Voting Share could ultimately then be converted (initially, 200 votes per Super Voting Share).
Number of votes entitled by each share of common stockholder				2		2
Common stock, shares issued				0	67,813	581,825	678,133	852,466
Common stock, shares outstanding				0	67,813	581,825	678,133	852,466
Common stock, conversion basis				one Multiple Voting Share for each Super Voting Share		one Multiple Voting Share for each Super Voting Share
Common stock, conversion ratio				200		200
Conversion of stock, shares issued							174,333
Common stock, shares converted				0	67,813,300	58,182,500	67,813,300	85,246,600
Subscription Receipts [Member]
Class Of Stock [Line Items]
Common stock, shares issued	10,927,500
Common stock, shares outstanding	10,927,500
Common stock, shares subscribed but unissued	10,927,500